Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Operating activities:
Net loss for the period	$ (6,085)	$ (2,959)
Items not affecting cash:
Amortization and depreciation	266	942
Foreign exchange	(142)	41
Share-based expense	740	55
Items not affecting cash	(5,221)	(1,921)
Amounts receivable	581	(850)
Inventory	(119)	(84)
Unbilled revenue	(237)	(627)
Prepaid expenses	39	(329)
Accounts payable and accrued liabilities	1,216	(986)
Sales and income taxes payable and receivable	214	279
Deferred revenue	(515)	305
Net cash used in operating activities	(4,042)	(4,213)
Investing activities:
Purchase of property and equipment	(78)	(282)
Deferred acquisition payments	0	(312)
Net cash used in investing activities	(78)	(594)
Financing activities:
Proceeds on share issuance, net of transaction costs	525	(48)
Repayment of leases	(179)	(323)
Net cash used in financing activities	346	(371)
Increase (decrease) in cash during the period	(3,774)	(5,178)
Cash included in asset held for sale	0	(646)
Foreign exchange	51	57
Cash - beginning of the period	11,474	10,791
Cash - end of the period	7,751	5,024
Cash is comprised of:
Cash	7,623	4,897
Restricted cash	128	127
Cash paid for interest	0	0
Cash paid for income tax	0	0
Cash from discontinued operations:
Net cash used in operating activities	0	754
Net cash used in investing activities	0	(100)
Net cash used in financing activities	$ 0	$ (359)